Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Operating loss carryforwards for tax purposes	¥ 601,065	¥ 546,322
Accrued pension and severance costs	87,657	102,970
Film costs	133,050	90,456
Warranty reserves and accrued expenses	88,409	70,529
Future insurance policy benefits	25,187	24,217
Inventory	32,762	33,232
Depreciation	52,994	38,334
Tax credit carryforwards	74,544	62,599
Reserve for doubtful accounts	6,590	5,629
Impairment of investments	34,663	32,136
Other	164,082	170,865
Gross deferred tax assets	1,327,829	1,207,470
Less: Valuation allowance	(1,027,530)	(931,247)
Total deferred tax assets	300,299	276,223
Deferred tax liabilities:
Insurance acquisition costs	(154,474)	(146,507)
Future insurance policy benefits	(98,118)	(79,861)
Unrealized gains on securities	(75,467)	(63,730)
Intangible assets acquired through stock exchange offerings	(27,253)	(27,525)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(27,640)	(28,057)
Investment in M3	(38,049)	(46,336)
Other	(78,922)	(61,152)
Gross deferred tax liabilities	(567,041)	(507,400)
Net deferred tax liabilities	(266,742)	(231,177)
Pictures
Deferred tax assets:
Deferred revenue in the Pictures segment	26,826	30,181
Deferred tax liabilities:
Unbilled accounts receivable in the Pictures segment	¥ (67,118)	¥ (54,232)